Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Mainland China	283,045	493,222	262,453	37,530
Hong Kong	743,619	237,512	326,646	46,710
Cayman Islands	6,537	13,409	155,896	22,293
Others	176,046	123,462	111,430	15,933
Total	1,209,247	867,605	856,425	122,466

Schedule of tax expense

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current Tax	248,353	177,872	271,069	38,762
Deferred Tax	14,007	90,719	26,742	3,824
Total	262,360	268,591	297,811	42,586

Schedule of effective income tax rate from continuing operation

	Year Ended December 31, 2025
	RMB	Percent
Income before provision for income tax	856,425
PRC income tax rate	214,107	25.00%
Foreign Tax Effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(27,659)	(3.23)%
Nontaxable or Nondeductible Items	(10,836)	(1.27)%
Changes in Valuation Allowances	1,659	0.19%
Others	1,873	0.22%
Cayman Islands
Statutory tax rate difference between Cayman and PRC	(38,907)	(4.54)%
Others	(73)	(0.01)%
Other foreign jurisdictions	5,563	0.65%
Nontaxable or nondeductible items	(24,337)	(2.84)%
Changes in valuation allowances	107,943	12.60%
Effect of cross-border tax laws	75,072	8.77%
Effect of others	(6,594)	(0.77)%
Effective tax rate	297,811	34.77%

	Year Ended December 31,
	2023	2024
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.33%	1.49%
Effect of tax-free investment income	(2.13)%	(0.78)%
Effect of different tax rate of subsidiary in other jurisdiction	(6.12)%	(1.81)%
Effect of deferred tax assets allowance	2.78%	6.50%
Effect of tax holidays	(0.56)%	(1.43)%
Effect of income from equity in fund of fund	1.03%	(2.60)%
Effect of dividend withholding tax	1.26%	2.92%
Effect of true-ups	0.33%	1.30%
Effect of others	(0.22)%	0.37%
Effective tax rate	21.70%	30.96%

Schedule of aggregate amount and per share effect of the tax holidays

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Aggregate	6,807	12,407	1,850	265
Per share effect-basic	0.02	0.04	0.01	0.00
Per share effect-diluted	0.02	0.04	0.01	0.00

Schedule of income tax paid disclosure

Year Ended
December 31, 2025
RMB
PRC	49,255
Hong Kong	57,476
Cayman Islands	39,703
Others	41,030
Total income tax paid	187,464

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and payroll	55,061	39,407	5,635
Tax loss carry forward	521,234	421,250	60,238
Unrealized other loss	13,132	30,930	4,423
Provision for impairment of investments	44,837	49,768	7,117
Provision for allowance of credit losses	39,099	38,592	5,519
Provision for contingent liability	24,758	—	—
Others	4,479	1,037	148
Gross deferred tax assets	702,600	580,984	83,080
Valuation allowance	(364,750)	(253,018)	(36,181)
Deferred tax assets	337,850	327,966	46,899
Deferred tax liabilities:
Unrealized investment income	67,073	50,455	7,215
Timing difference on revenue recognition	16,895	16,895	2,416
Dividend withholding tax	—	35,000	5,005
Acquired deferred tax liabilities	180,769	178,935	25,587
Deferred tax liabilities	264,737	281,285	40,223

Schedule of movements of valuation allowance of deferred tax assets

	For the year ended December 31,
	(Amount in Thousands)
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	333,467	319,780	364,750
Provided	41,912	58,979	96,610
Addition due to acquisition	5,615	—	—
Write off	(52,995)	(11,425)	(1,853)
Reversal	(8,219)	(2,584)	(206,489)
Balance at ending of the year	319,780	364,750	253,018